Income Taxes (Schedule Of Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balance at January 1	$ 95	$ 174	$ 160
Additions based on tax positions related to the current year	17	18	26
Additions for tax positions of previous years	8	35	1
Reductions for tax positions of prior years	(8)	(125)	(15)
Reductions due to lapse of statute of limitations	(7)	(1)
Settlements		(6)	(2)
Other	(1)		4
Balance at December 31	$ 104	$ 95	$ 174